Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 30,393	$ 22,203	$ 14,465
Impairment of long-lived assets	$ 35,017